Plant and equipment - Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment	$ 511,855	$ 520,725	$ 476,047
Leasehold Improvements [Member]
Plant and Equipment, gross	56,467
Accumulated Depreciation	16,911
Property, plant and equipment	39,556	32,405
Computer and office equipment [Member]
Plant and Equipment, gross	854,247
Accumulated Depreciation	559,450
Property, plant and equipment	294,797	312,824
Fixtures and fittings[Member]
Plant and Equipment, gross	142,417
Accumulated Depreciation	72,399
Property, plant and equipment	70,018	57,598
Vehicles[Member]
Plant and Equipment, gross	96,071
Accumulated Depreciation	28,475
Property, plant and equipment	67,596	72,526
Computer software[Member]
Plant and Equipment, gross	123,552
Accumulated Depreciation	83,664
Property, plant and equipment	$ 39,888	$ 45,372